Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 7. Goodwill

Changes in the carrying amount of goodwill for the periods presented in accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2022	$309,894
Effect of currency translation remeasurement	16,117
Balance as of December 31, 2023	$326,011
Balance as of December 31, 2024	$326,011

No impairment of goodwill was recognized for the years ended December 31, 2024, 2023 and 2022.